Description of Business (Details) - USD ($)		12 Months Ended
	Apr. 10, 2025	Dec. 31, 2025	Dec. 31, 2024
Description of Business [Line Items]
Net proceeds (in Dollars)	$ 366,702	$ 430,066
Warrants [Member]
Description of Business [Line Items]
Aggregate shares	17,271,990
SKGR Shareholders [Member] | Warrants [Member]
Description of Business [Line Items]
Aggregate shares	20,913,089
Class A Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	4,000,000,000
Common stock outstanding stock split ratio	3.3593
Class A Ordinary Shares [Member] | SKGR Shareholders [Member]
Description of Business [Line Items]
Aggregate shares	5,852,239
Class A Ordinary Shares [Member] | Former Webull preferred shareholders [Member]
Description of Business [Line Items]
Aggregate shares	312,065,312
Class A Ordinary Shares [Member] | Webull Shareholders [Member]
Description of Business [Line Items]
Aggregate shares	56,321,319
Class B Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized	1,000,000,000
Class B Ordinary Shares [Member]
Description of Business [Line Items]
Common stock shares authorized		1,000,000,000	1,000,000,000
Aggregate shares		83,859,005
Class B Ordinary Shares [Member] | Founder [Member]
Description of Business [Line Items]
Aggregate shares	82,988,016